Condensed Financial Information for Parent Company Only (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Securities available for sale	$ 86,436	$ 73,804
Other assets	4,539	4,287
Total Assets	420,705	387,883
LIABILITIES AND SHAREHOLDERS' EQUITY
Junior subordinated debt	5,155	5,155
Shareholders' equity	34,808	31,438	28,282
Total Liabilities and Shareholders' Equity	420,705	387,883
Parent [Member]
ASSETS
Cash	402	128
Investment in bank subsidiary	38,531	35,431
Investment in unconsolidated subsidiary trust	155	155
Securities available for sale	1,071	1,055
Other assets	16	31
Total Assets	40,175	36,800
LIABILITIES AND SHAREHOLDERS' EQUITY
Liabilities	212	207
Junior subordinated debt	5,155	5,155
Shareholders' equity	34,808	31,438
Total Liabilities and Shareholders' Equity	$ 40,175	$ 36,800